Cover	3 Months Ended
Mar. 31, 2021
Cover [Abstract]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	BLUE OWL CAPITAL INC.
Entity Central Index Key	0001823945
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity ExTransition Period	false